Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,566,790
Previously Paid Amount	0.00
Total Fee Amount	768.77
Total Offset Amount	0.00
Net Fee	768.77
Narrative - Max Aggregate Offering Price	$ 5,566,790
Final Prospectus	true